Segment Reporting - Reconciliation from Trading Profit Under IFRS to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Restructuring	$ (184)	$ (71)	$ (231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other	(313)	(284)	(192)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,089	1,374	1,347
IFRS Adjustments [Member]
Segment Reporting Information [Line Items]
Accounting for development costs	(244)	(443)	(429)
Restructuring	(184)	(71)	(231)
Interest expenses of Industrial Activities, net of interest income and eliminations	(613)	(548)	(515)
Other	(269)	(201)	(128)
IFRS [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 2,399	$ 2,637	$ 2,650